Intangible Assets - Carrying Value Of The Goodwill Allocated To The Air Transport Segment (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of information for cash-generating units [line items]
Intangible assets and goodwill	$ 505,507	$ 513,803	$ 426,579
Goodwill [member]
Disclosure of information for cash-generating units [line items]
Intangible assets and goodwill	308,033	308,033	311,273
Routes [member]
Disclosure of information for cash-generating units [line items]
Intangible assets and goodwill	31,911	34,299	36,503
Trademarks 1 [member]
Disclosure of information for cash-generating units [line items]
Intangible assets and goodwill	$ 3,938	$ 3,959	$ 3,938